In accordance w/ Rule 202 of Regulation S-T, this specify form is being filed in p[redacted] continuing hardship exemption

SECURITIES AND EXCHANGE COMMISSION

07008409

PROCESSED

FEB 0 8 2008

THOMSON REUTERS

APR 2 6 2007

DIVISION OF MARKET REGULATION

OMB APPROVAL	
OMB Number:	3235-0151
Expires:	July 31, 2008
Estimated average burden hours per response	0.5

OFFICIAL USE
FILE NO. 84-1804
SEQ. NO.
EFFECTIVE DATE 6-8-07

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 84-1804 2. Full name of registrant: Swift Energy Company

3. Name under which transfer agent activities are conducted, if different from above:

4. Address of registrants principal place of business: *No. and street* 16825 Northchase Dr., #400 *City* Houston, *State* TX *Zip Code* 77060

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration.

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section.

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? No

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.

   ☐ Yes ☒ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.

   ☐ Yes ☒ No

9. For each issue shown on Schedule B of registrants Form TA-l, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state.

10. For each issue shown on Schedule B of registrants Form TA-I, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions.

11. Furnish the address(es), if different from Item 10, where such books and records will be located.

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 9th *day of* January 2007

Swift Energy Company (predecessor to Swift Energy Operating, LLC)
(Name of transfer agent)

(Manual signature of principal officer or duly authorized principal)

Alton D. Heckaman, Jr.
(Printed name of principal officer or duly authorized principal).

Executive Vice President and Chief Financial Officer
(Title)

281.874.2700
(Telephone number)

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02))

Answers to TA-W

Swift Energy Company
84-1804

Answer to Item 5:

The limited partnerships for which Swift Energy Company acted as transfer agent of the limited partnership interests no longer exist. As such, Swift Energy Company no longer has transfer agent functions to perform.

Answer to Item 6:

The last date Swift Energy Company performed transfer agent functions was December 31, 2002.

Answer to Item 9:

There is no successor transfer agent.

Answer to Item 10:

Alton D. Heckaman, Jr., Swift Energy Company, Executive Vice President and Chief Financial Officer, 16825 Northchase Dr., #400, Houston, TX 77060

Answer to Item 11:

Same as Item 10

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

DIVISION OF
MARKET REGULATION

June 11, 2007

Ms. Chris Abundis
Swift Depositary Company and
Swift Energy Company
16825 NorthChase Dr., Suite 400
Houston, Texas 77060

Re: Swift Depositary Company [File Number No. 084-1966]
Swift Energy Company [File No. 084-1804]
Incoming letter dated June 7, 2007

Dear Mr. Abundis:

This letter is to inform you that your written request for a continuing hardship exemption, as provided for in Rule 202 of Regulation S-T, for Form TA-W has been granted. The paper forms you submitted have been received. You will be sent notification regarding the status of your withdrawal from registration soon.

This continuing hardship exemption is effective through December 31, 2007. In the event you need to submit additional transfer agent forms (i.e., Forms TA-1, TA-2, or TA-W) or amendments thereto for Swift Depositary Company or Swift Energy Company prior to December 31, 2007, you may send paper forms to my attention at the following address:

Securities and Exchange Commission
Division of Market Regulation
Attn: Jerry W. Carpenter
100 F Street NE
Mail Stop 6628
Washington, DC 20549

Include the following notation at the top of any paper form submitted, "In accordance with Rule 202 of Regulation S-T, this (specify form) is being filed in paper pursuant to a continuing hardship exemption" and also include a copy of this letter.

Any transfer agent form filed for Swift Depositary Company and Swift Energy Company after December 31, 2007, must be filed electronically on EDGAR unless you apply for and receive another continuing hardship exemption.

Sincerely,

Erik R. Sirri
Director
Division of Market Regulation

END